Organization, Business and Going Concern	12 Months Ended
Aug. 31, 2020
Organization, Business And Going Concern [Abstract]
Organization, Business and Going Concern
1.	Organization, Business and Going Concern

Lexaria Bioscience Corp. (“Lexaria”, or the “Company”) was formed on December 9, 2004 under the laws of the State of Nevada. In March of 2014, the Company began its entry into the bioscience and alternative health and wellness business. In May 2016, the Company commenced out-licensing its patented DehydraTECH™ technology (“DehydraTECH”) for improved delivery of bioactive compounds that promotes healthy ingestion methods, lower overall dosing and higher effectiveness in active molecule delivery. The Company has its office in Kelowna, BC, Canada.

The Company’s consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission and in accordance with accounting principles generally accepted in the United States (US GAAP) applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The recurring losses from operations and net capital deficiency raise substantial doubt about the Company’s ability to continue as a going concern.

The Company requires additional funds to maintain its operations and developments. Management’s plans in this regard are to raise equity and debt financing as required, but there is no certainty that such financing will be available or that it will be available at acceptable terms. The outcome of these matters cannot be predicted at this time.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments may adversely affect workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time.